Other Balance Sheet Accounts - Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses	$ 31,527	$ 23,588
Accrued interest income on short-term investments	3,329	3,072
Other receivables	11,305	1,977
Other current assets	569	1,599
Total prepaid expenses and other current assets	$ 46,730	$ 30,236